Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Abstract]
Short-term borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2012	2011	2010
Amount outstanding at December 31,	$159,846	147,563	124,615
Maximum amount outstanding at any month end	166,374	148,002	130,996
Average amount outstanding	152,982	133,803	119,213
Weighted average interest rate:
For the year	0.96%	1.18	1.49
As of year end	0.89	1.13	1.40